Significant partly-owned subsidiaries - Selected Income and Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Total operating revenues	$ 23,468	$ 22,757
Net earnings	2,973	3,050
Net earnings attributable to NCI	44	56
Total comprehensive income	3,150	2,739
Total comprehensive income attributable to NCI	49	54
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Total operating revenues	857	832
Net earnings	131	179
Net earnings attributable to NCI	42	56
Total comprehensive income	149	172
Total comprehensive income attributable to NCI	47	54
Cash dividends paid to NCI	16	34
CTV Specialty hedge
Disclosure of subsidiaries [line items]
Total comprehensive income attributable to NCI	$ 4	$ 3